DWS RREEF Completion Fund I Performance Management - DWS RREEF Completion Fund I	Jul. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	Since the fund commenced operations on February 12, 2026, performance information is not available for a full calendar year. When performance information is available it can show how a fund's returns vary from year to year and can give an idea of its risk; so can comparing fund performance to market performance as measured by one or more indexes. Past performance may not indicate future results. The Advisor does not charge a management fee to the fund. Shareholders should be aware, however, that the fund is part of SMA investment programs, and the fund's subadvisor will be compensated directly or indirectly by wrap program sponsors or wrap account clients for SMA advisory services. If the Advisor charged the fund a management fee instead of the compensation paid by wrap program sponsors or wrap account clients to the subadvisor, the fund’s performance would be lower.
Performance Past Does Not Indicate Future [Text]	 Past performance may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	 When performance information is available it can show how a fund's returns vary from year to year and can give an idea of its risk; so can comparing fund performance to market performance as measured by one or more indexes.
Performance One Year or Less [Text]	Since the fund commenced operations on February 12, 2026, performance information is not available for a full calendar year.